Stock Options (Details Narrative) (USD $)	12 Months Ended
	Aug. 31, 2013	Aug. 31, 2012
Unrecognized compensation cost	$ 67,329
Expected period	2 years
Amortization of the fair value of stock option		91,780
Stock based compensation reversed		23,705
Closing stock option exercise price	$ 1.90
Stock option outstanding	828,335
Stock bsed compensation expense	88,644
Stock bsed compensation recognized		66,252
Two Thousand Six Plan [Member]
Stock option grant shares	3,892,495
Stock option exercise	136,667
Javier Jimenez [Member]
Amortization of the fair value of stock option		66,252
Stock based compensation reversed		23,705
Stock option grant		68,075
On December 20, 2012 [Member]
Expense related to issuance	10,238
On January 23, 2013 [Member]
Expense related to issuance	225,349
On April 27, 2012 [Member]
Expense related to issuance	$ 5,625